UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of Filing): August 14, 2026

Date of Report (Date of earliest event reported)

DoubleLine Mortgage Opportunities Master Fund LP1

(Exact name of securitizer as specified in its charter)

Not applicable	Not applicable
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Mark Cho (213) 633-8200

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]

DoubleLine Mortgage Opportunities Master Fund LP, as securitizer, is filing Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period for Grand Avenue CRE 2019-FL1 Ltd and Grand Avenue CRE 2020-FL2 Ltd.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1, DoubleLine Mortgage Opportunities Master Fund LP, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entities:

Grand Avenue CRE 2019-FL1 Ltd.

Grand Avenue CRE 2020-FL2 Ltd.

The last payments made on the asset-backed securities issued by the following were paid as follows:

Grand Avenue CRE 2019-FL1 Ltd.: August 15, 2025

Grand Avenue CRE 2020-FL2 Ltd.: February 16, 2022

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DoubleLine Mortgage Opportunities Master Fund LP (Securitizer)

By:	/s/ Mark Cho
Name: Mark Cho Title: Authorized Signatory

Date: August 14, 2026